Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 2,043	$ 2,148
Additional asset retirement obligations incurred	202
Accretion expense	201	173
Revisions in estimated cash flows		(278)
Balance at end of year	2,446	2,043
Accrued And Other Liabilities [Member]
Asset Retirement Obligations [Line Items]
Asset retirement obligation, current	$ 638	$ 28